REVENUES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 26,000,000	$ 24,000,000
Deferred Transition Revenues	653,954	712,715
Deferred Transition Costs	851,972	807,940
Amortization—Deferred transition	339,139	280,093	$ 297,216
Contract with Customer, Liability, Revenue Recognized	$ 3,900,000	$ 3,700,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-09-01
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Percentage	67.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-09-01
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Percentage	13.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year